Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000002893
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Growth Fund - Class AAA
C000002895
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Growth Fund - Class C
C000002896
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Growth Fund - Class I
C000002892
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Growth Fund - Class A
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,196	$ 13,640	$ 13,043	$ 17,150	$ 20,305	$ 26,135	$ 21,402	$ 27,029	$ 33,791	$ 39,833
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,196	13,640	13,043	17,150	20,305	26,135	21,402	27,029	33,791	39,833
S&P 500 Index
Account Value [Line Items]
Accumulated Value	50,000		55,980	68,200	65,213	85,749	101,527	130,675	107,010	135,143	168,955	199,165
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,196	13,640	13,043	17,150	20,305	26,135	21,402	27,029	33,791	39,833
Russell 1000 Growth Index
Account Value [Line Items]
Accumulated Value	10,000		10,708	13,943	13,732	18,730	25,939	33,098	23,453	33,463	44,626	52,908
Russell 1000 Growth Index
Account Value [Line Items]
Accumulated Value	10,000		10,708	13,943	13,732	18,730	25,939	33,098	23,453	33,463	44,626	52,908
Russell 1000 Growth Index
Account Value [Line Items]
Accumulated Value	50,000		53,540	69,714	68,662	93,648	129,693	165,488	117,265	167,313	223,129	264,542
Russell 1000 Growth Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,708	$ 13,943	$ 13,732	$ 18,730	$ 25,939	$ 33,098	$ 23,453	$ 33,463	$ 44,626	$ 52,908